Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Inventories [Line Items]
Inventory write-down	$ 10,400	$ 2,100	$ 1,200
Reversal of inventory write-down	0	0	$ 0
Cost of product revenue
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense	$ 42,800	$ 20,900